Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000192548 | Vanguard Short-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000192548 | PGIM Ultra Short Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000192548 | iShares 1-5 Year Investment Grade Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000192548 | Fixed Income - Other464288646
Holdings [Line Items]
Percent of Total Investments	86.00%
C000192548 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.40%
C000192548 | Equity OptionSPY C560_20260619_L_IB
Holdings [Line Items]
Percent of Total Investments	12.60%
C000192548 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000192548 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000192548 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000192549 | Vanguard Short-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000192549 | PGIM Ultra Short Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000192549 | iShares 1-5 Year Investment Grade Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000192549 | Fixed Income - Other464288646
Holdings [Line Items]
Percent of Total Investments	86.00%
C000192549 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.40%
C000192549 | Equity OptionSPY C560_20260619_L_IB
Holdings [Line Items]
Percent of Total Investments	12.60%
C000192549 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000192549 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000192549 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000192550 | Vanguard Short-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000192550 | PGIM Ultra Short Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000192550 | iShares 1-5 Year Investment Grade Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000192550 | Fixed Income - Other464288646
Holdings [Line Items]
Percent of Total Investments	86.00%
C000192550 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.40%
C000192550 | Equity OptionSPY C560_20260619_L_IB
Holdings [Line Items]
Percent of Total Investments	12.60%
C000192550 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000192550 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000192550 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000111983 | Invesco QQQ Trust Series 1 ETF
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000111983 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000111983 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000111983 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000111983 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000111983 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000111983 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000111983 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000111983 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000111983 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000111983 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	2.90%
C000111983 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000111983 | Communications03831W108
Holdings [Line Items]
Percent of Total Investments	60.90%
C000111983 | Equities46090E103
Holdings [Line Items]
Percent of Total Investments	32.70%
C000111983 | Futures3EN5C6150_20250721_L_WED
Holdings [Line Items]
Percent of Total Investments	3.50%
C000111983 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000111983 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000111983 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000111983 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000111983 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000111983 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000111983 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000111983 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000111983 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000111983 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000111983 | Equity
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000111983 | Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000111984 | Invesco QQQ Trust Series 1 ETF
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000111984 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000111984 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000111984 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000111984 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000111984 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000111984 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000111984 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000111984 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000111984 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000111984 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	2.90%
C000111984 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000111984 | Communications03831W108
Holdings [Line Items]
Percent of Total Investments	60.90%
C000111984 | Equities46090E103
Holdings [Line Items]
Percent of Total Investments	32.70%
C000111984 | Futures3EN5C6150_20250721_L_WED
Holdings [Line Items]
Percent of Total Investments	3.50%
C000111984 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000111984 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000111984 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000111984 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000111984 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000111984 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000111984 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000111984 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000111984 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000111984 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000111984 | Equity
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000111984 | Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000142554 | Invesco QQQ Trust Series 1 ETF
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000142554 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000142554 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000142554 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142554 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000142554 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000142554 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000142554 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142554 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000142554 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000142554 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	2.90%
C000142554 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000142554 | Communications03831W108
Holdings [Line Items]
Percent of Total Investments	60.90%
C000142554 | Equities46090E103
Holdings [Line Items]
Percent of Total Investments	32.70%
C000142554 | Futures3EN5C6150_20250721_L_WED
Holdings [Line Items]
Percent of Total Investments	3.50%
C000142554 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000142554 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000142554 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000142554 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000142554 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000142554 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142554 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000142554 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000142554 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000142554 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000142554 | Equity
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000142554 | Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000143112 | United States Treasury Bill, 3.7650, 2025-07-10
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000143112 | Catalyst International Income Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000143112 | United States Treasury Bill, 3.8895, 2026-02-19
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000143112 | United States Treasury Bill, 3.8786, 2026-03-19
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000143112 | United States Treasury Bill, 4.1304, 2025-08-07
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000143112 | International Business Machines Corporation, 3.3, 2026-05-15
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143112 | Lowe's Companies, Inc., 4.4, 2025-09-08
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000143112 | RTX Corporation, 3.95, 2025-08-16
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000143112 | Intel Corporation, 4.875, 2026-02-10
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000143112 | United States Treasury Bill, 4.1746, 2025-10-02
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000143112 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	6.60%
C000143112 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143112 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000143112 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000143112 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143112 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000143112 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000143112 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000143112 | Financials647551AE0
Holdings [Line Items]
Percent of Total Investments	0.20%
C000143112 | Health Care375558BF9
Holdings [Line Items]
Percent of Total Investments	27.20%
C000143112 | Fixed Income - OtherG1952Q192
Holdings [Line Items]
Percent of Total Investments	14.80%
C000143112 | U.S. Treasury Obligations912797LW5
Holdings [Line Items]
Percent of Total Investments	51.20%
C000143112 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143112 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000143113 | United States Treasury Bill, 3.7650, 2025-07-10
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000143113 | Catalyst International Income Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000143113 | United States Treasury Bill, 3.8895, 2026-02-19
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000143113 | United States Treasury Bill, 3.8786, 2026-03-19
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000143113 | United States Treasury Bill, 4.1304, 2025-08-07
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000143113 | International Business Machines Corporation, 3.3, 2026-05-15
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143113 | Lowe's Companies, Inc., 4.4, 2025-09-08
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000143113 | RTX Corporation, 3.95, 2025-08-16
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000143113 | Intel Corporation, 4.875, 2026-02-10
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000143113 | United States Treasury Bill, 4.1746, 2025-10-02
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000143113 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	6.60%
C000143113 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143113 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000143113 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000143113 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143113 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000143113 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000143113 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000143113 | Financials647551AE0
Holdings [Line Items]
Percent of Total Investments	0.20%
C000143113 | Health Care375558BF9
Holdings [Line Items]
Percent of Total Investments	27.20%
C000143113 | Fixed Income - OtherG1952Q192
Holdings [Line Items]
Percent of Total Investments	14.80%
C000143113 | U.S. Treasury Obligations912797LW5
Holdings [Line Items]
Percent of Total Investments	51.20%
C000143113 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143113 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000143114 | United States Treasury Bill, 3.7650, 2025-07-10
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000143114 | Catalyst International Income Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000143114 | United States Treasury Bill, 3.8895, 2026-02-19
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000143114 | United States Treasury Bill, 3.8786, 2026-03-19
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000143114 | United States Treasury Bill, 4.1304, 2025-08-07
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000143114 | International Business Machines Corporation, 3.3, 2026-05-15
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143114 | Lowe's Companies, Inc., 4.4, 2025-09-08
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000143114 | RTX Corporation, 3.95, 2025-08-16
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000143114 | Intel Corporation, 4.875, 2026-02-10
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000143114 | United States Treasury Bill, 4.1746, 2025-10-02
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000143114 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	6.60%
C000143114 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143114 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000143114 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000143114 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143114 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000143114 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000143114 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000143114 | Financials647551AE0
Holdings [Line Items]
Percent of Total Investments	0.20%
C000143114 | Health Care375558BF9
Holdings [Line Items]
Percent of Total Investments	27.20%
C000143114 | Fixed Income - OtherG1952Q192
Holdings [Line Items]
Percent of Total Investments	14.80%
C000143114 | U.S. Treasury Obligations912797LW5
Holdings [Line Items]
Percent of Total Investments	51.20%
C000143114 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143114 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000246757 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000246757 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	51.10%
C000246757 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000246757 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000246757 | Fixed Income - Other464287226
Holdings [Line Items]
Percent of Total Investments	48.90%
C000246758 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000246758 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	51.10%
C000246758 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000246758 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000246758 | Fixed Income - Other464287226
Holdings [Line Items]
Percent of Total Investments	48.90%
C000246756 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000246756 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	51.10%
C000246756 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000246756 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000246756 | Fixed Income - Other464287226
Holdings [Line Items]
Percent of Total Investments	48.90%
C000220411 | United States Treasury Note, 2, 2025-08-15
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000220411 | United States Treasury Note, 2.25, 2025-11-15
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000220411 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000220411 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000220411 | United States Treasury Note, 1.625, 2026-02-15
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000220411 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220411 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220411 | iShares MSCI USA Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220411 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220411 | iShares Core S&P Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220411 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	6.70%
C000220411 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000220411 | Equity
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000220411 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000220411 | Equities25434V302
Holdings [Line Items]
Percent of Total Investments	51.50%
C000220411 | U.S. Treasury Obligations912828K74
Holdings [Line Items]
Percent of Total Investments	41.80%
C000163769 | United States Treasury Note, 2, 2025-08-15
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000163769 | United States Treasury Note, 2.25, 2025-11-15
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000163769 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000163769 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000163769 | United States Treasury Note, 1.625, 2026-02-15
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000163769 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000163769 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000163769 | iShares MSCI USA Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000163769 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000163769 | iShares Core S&P Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163769 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	6.70%
C000163769 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000163769 | Equity
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000163769 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000163769 | Equities25434V302
Holdings [Line Items]
Percent of Total Investments	51.50%
C000163769 | U.S. Treasury Obligations912828K74
Holdings [Line Items]
Percent of Total Investments	41.80%
C000163770 | United States Treasury Note, 2, 2025-08-15
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000163770 | United States Treasury Note, 2.25, 2025-11-15
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000163770 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000163770 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000163770 | United States Treasury Note, 1.625, 2026-02-15
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000163770 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000163770 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000163770 | iShares MSCI USA Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000163770 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000163770 | iShares Core S&P Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163770 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	6.70%
C000163770 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000163770 | Equity
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000163770 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000163770 | Equities25434V302
Holdings [Line Items]
Percent of Total Investments	51.50%
C000163770 | U.S. Treasury Obligations912828K74
Holdings [Line Items]
Percent of Total Investments	41.80%
C000163771 | United States Treasury Note, 2, 2025-08-15
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000163771 | United States Treasury Note, 2.25, 2025-11-15
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000163771 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000163771 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000163771 | United States Treasury Note, 1.625, 2026-02-15
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000163771 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000163771 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000163771 | iShares MSCI USA Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000163771 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000163771 | iShares Core S&P Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163771 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	6.70%
C000163771 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000163771 | Equity
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000163771 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000163771 | Equities25434V302
Holdings [Line Items]
Percent of Total Investments	51.50%
C000163771 | U.S. Treasury Obligations912828K74
Holdings [Line Items]
Percent of Total Investments	41.80%
C000130114 | United States Treasury Bill, 2.7967, 2025-07-03
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000130114 | United States Treasury Bill, 3.9694, 2026-01-22
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000130114 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	11.50%
C000130114 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000130114 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	78.60%
C000130114 | FuturesESW5P5075_20250703_L_ADM
Holdings [Line Items]
Percent of Total Investments	0.10%
C000130114 | U.S. Treasury Obligations912797NX1
Holdings [Line Items]
Percent of Total Investments	88.40%
C000130115 | United States Treasury Bill, 2.7967, 2025-07-03
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000130115 | United States Treasury Bill, 3.9694, 2026-01-22
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000130115 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	11.50%
C000130115 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000130115 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	78.60%
C000130115 | FuturesESW5P5075_20250703_L_ADM
Holdings [Line Items]
Percent of Total Investments	0.10%
C000130115 | U.S. Treasury Obligations912797NX1
Holdings [Line Items]
Percent of Total Investments	88.40%
C000130116 | United States Treasury Bill, 2.7967, 2025-07-03
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000130116 | United States Treasury Bill, 3.9694, 2026-01-22
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000130116 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	11.50%
C000130116 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000130116 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	78.60%
C000130116 | FuturesESW5P5075_20250703_L_ADM
Holdings [Line Items]
Percent of Total Investments	0.10%
C000130116 | U.S. Treasury Obligations912797NX1
Holdings [Line Items]
Percent of Total Investments	88.40%
C000250339 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250339 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000250339 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000250339 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000250339 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000250339 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250339 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250339 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000250339 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000250339 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000250339 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	10.60%
C000250339 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000250339 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000250339 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000250339 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000250339 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000250339 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000250339 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000250339 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000250339 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000250339 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000250339 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000250339 | Energy05722G100
Holdings [Line Items]
Percent of Total Investments	89.40%
C000250339 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250340 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250340 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000250340 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000250340 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000250340 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000250340 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250340 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250340 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000250340 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000250340 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000250340 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	10.60%
C000250340 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000250340 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000250340 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000250340 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000250340 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000250340 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000250340 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000250340 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000250340 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000250340 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000250340 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000250340 | Energy05722G100
Holdings [Line Items]
Percent of Total Investments	89.40%
C000250340 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250341 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250341 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000250341 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000250341 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000250341 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000250341 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250341 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250341 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000250341 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000250341 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000250341 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	10.60%
C000250341 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000250341 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000250341 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000250341 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000250341 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000250341 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000250341 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000250341 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000250341 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000250341 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000250341 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000250341 | Energy05722G100
Holdings [Line Items]
Percent of Total Investments	89.40%
C000250341 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%